UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues		$ 3,681	$ 2,663	$ 7,092	$ 5,346
Direct operating costs	[1]	(2,712)	(1,925)	(5,218)	(3,740)
General and administrative expenses		(108)	(96)	(229)	(191)
Profit (loss) from operating activities		861	642	1,645	1,415
Interest expense		(469)	(362)	(878)	(717)
Share of (losses) earnings from investments in associates and joint ventures		(34)	10	20	77
Mark-to-market on hedging items		169	(15)	137	20
Other income		52	1,317	87	1,344
Income before income tax		579	1,592	1,011	2,139
Income tax (expense) recovery
Current		(180)	(74)	(300)	(168)
Deferred		26	(212)	8	(252)
Net income		425	1,306	719	1,719
Attributable to:
Limited partners		70	192	76	281
General partner		60	51	120	101
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		29	79	32	116
BIPC exchangeable shares		17	29	18	43
Exchange LP Units		0	1	0	1
Interest of others in operating subsidiaries		$ 249	$ 954	$ 473	$ 1,177
Basic and diluted income per limited partner unit:
Basic earnings (loss) per share (in dollars per share)		$ 0.13	$ 0.41	$ 0.12	$ 0.59
Diluted earnings (loss) per share (in dollars per share)		$ 0.13	$ 0.41	$ 0.12	$ 0.59

[1]	Our company reclassified depreciation and amortization expense, which was previously presented as a separate line item, to direct operating costs. Direct operating costs include $552 million and $1,096 million of depreciation and amortization expenses for the three and six-month periods ended June 30, 2022, respectively. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct operating costs of $492 million and $961 million for the three and six-month periods ended June 30, 2021, with an equal and offsetting decrease to depreciation and amortization expense. This reclassification had no impact on revenues, net income, or basic and diluted earnings per limited partner unit.